[USAA        9800 Fredericksburg Road
EAGLE        San Antonio, Texas 78288
LOGO(R)]

                                  March 1, 2007

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

RE:   USAA Mutual Funds Trust
      Post-Effective Amendment No. 23 to
      Registration Statement on Form N-1A
      1933 Act File No. 033-65572
      1940 Act File No. 811-7852

Dear Sir or Madam:

         On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the "Registrant"), we hereby enclose for filing with the Securities and Exchange Commission (the "Commission") pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 19 (the "Amendment") to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith, and marked to indicate changes effected by the Amendment. The manually executed original, held on file, has been sequentially numbered in accordance with the provisions of Rule 403 under the 1933 Act.

         As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on May 1, 2007, pursuant to Rule 485(a)(1) under the 1933 Act.

         The Amendment is being filed with respect to the USAA Mutual Funds Trust (Total Return Strategy Fund) to: (1) incorporate revised language into the prospectus to include a new subadviser and investment strategy; (2) bring the Fund's financial statements up to date under Section 10(a)(3) of the 1933 Act; and (3) make certain non-material changes as appropriate.

         If you have any question with respect to the enclosed, please contact me at (210) 498-4628 or Jeff Hill at (210) 498-3603.

                                   Sincerely,


                                    /s/ JAMES L. LOVE
                                   James L. Love
                                   Executive Director, Executive Attorney

Enclosures
cc:  Kirkpatrick & Lockhart Preston Ellis Gates LLP